Basis of Preparation - Reconciliation of the Operating Lease Commitments (Detail) $ in Thousands	Dec. 31, 2019 CAD ($)
Statement [Line Items]
Operating lease commitments as at December 31, 2018	$ 4,813
Leases with a lease term of 12 months or less and low value	(414)
Leases identified in existing service and supply contracts	2,144
Effect from discounting	(581)
Lease liabilities due to initial application of IFRS 16 as at January 1, 2019	$ 5,962